INVENTORIES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventory [Line Items]
Finished goods	€ 389	€ 408
Raw materials and supplies	210	232
Spare parts	82	83
Total inventories	681	723
Write-down of inventories	29	€ 25	€ 23
Covid-19
Disclosure Of Inventory [Line Items]
Write-down of inventories	€ 17